Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Aug. 04, 2018	Feb. 03, 2018
Earnings Per Share [Abstract]
Summary of basic and diluted net income per share attributable to common stockholders

The following table summarizes the computation of basic and diluted net income per share attributable to common stockholders:

	Thirteen Weeks Ended		Twenty-Six Weeks Ended
	August 4, 2018	July 29, 2017	August 4, 2018	July 29, 2017
Weighted-average common shares outstanding, used for basic computation	106,914,966	88,443,279	97,734,132	88,323,926
Plus: Incremental shares of potentially dilutive securities stock options	—	3,302,290	4,997,608	—
Weighted-average number of common and dilutive potential common shares outstanding	106,914,966	91,745,569	102,731,740	88,323,926

The table below reconciles basic weighted-average common shares outstanding to diluted weighted-average common shares outstanding for 2015, 2016 and 2017:

	Fiscal Year Ended January 30, 2016	Fiscal Year Ended January 28, 2017	Fiscal Year Ended February 3, 2018
Weighted-average common shares outstanding, used for basic computation	87,869,243	88,163,992	88,385,864
Plus: Incremental shares of potentially dilutive securities
Stock options:	2,372,111	2,572,087	3,877,713

Weighted-average number of common and dilutive potential common shares outstanding	90,241,354	90,736,079	92,263,577